Warrants (Tables)	12 Months Ended
Dec. 31, 2022
Warrants [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights
The following table summarizes the changes in warrants outstanding during the years ended December 31, 2022 and 2021:

	Number of Warrants	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)
Exercisable at January 1, 2021	107,910	$502.50	$—
Granted	1,597,469	87.00	—
Exercised	(419,951)	9.00	—
Expired	—	—	—
Cancelled	—	—	—
Outstanding at December 31, 2021	1,285,428	$147.75	$—

Granted	7,660,859	$9.88	—
Exercised	(1,115,143)	150.00	—
Expired	(28)	2,082,857.14	—
Cancelled	(1,619,090)	75.45	—
Outstanding at December 31, 2022	6,212,026	$19.56	$1,530

Exercisable at December 31, 2021	1,285,428	$147.75	—

Exercisable at December 31, 2022	6,212,026	$19.56	1,530